SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
14	SHARE-BASED COMPENSATION

On July 6, 2006, the Group entered into an agreement with an executive to grant share options as a reward for services. The options entitle the executive to purchase 1,094,656 ordinary shares at an exercise price of USD1.93 (RMB15.03 as of the date of grant) per share. The options have a contractual term of 10 years. The options vest over a three-year period with 37.5%, 37.5%, and 25% of the options vesting on the first, second, and third anniversary of the date of grant of the option, respectively.

On September 21, 2007, the Group entered into a new service agreement with the executive which replaced a former service agreement, pursuant to which the Group replaced the previously granted options with the new options to acquire 1,094,656 ordinary shares of the Company. The options fully vest at the earlier of 180 days after the date of the initial public offering or over a three year period commencing July 6, 2006, which is the grant date of the former options under the former service agreement. Other than the vesting conditions of the options, all other terms of the new service agreement are the same as the former service agreement. There was no difference between the fair value of the new option and that of the old option immediately prior to the modification of vesting terms. The unamortized share-based compensation as of the date of the modification is recognized over the shorter period of 180 days after the date of the initial public offering.

The Company determined, based on the Black-Scholes Option Pricing Model, that the estimated fair value of the options at grant date on September 21, 2007 was approximately USD2.26 (RMB18.15) per share. The amount of share-based compensation expense recognized for the options was Nil, Nil and Nil respectively for the years ended December 31, 2009, 2010 and 2011.

The expected volatility of 40% was based on the average volatility of several listed companies in the energy sector in the PRC. Since the Company did not have a trading history at the grant date, the Company estimated the potential volatility of the ordinary shares price by referring to the average volatility of these comparable companies because management believes that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of the Company’s ordinary shares. The fair value of the underlying ordinary shares of USD3.49 (RMB27.19) per share, was based on the average value of the results using an income approach and market approach, and referencing to the per share price of the shares traded between shareholders and third party investors near the grant date of the option.

Pursuant to the Share Option Scheme approved on November 9, 2007, the Company granted share options for the purchase of an aggregate of 867,527 ordinary shares to the directors and officers on December 18, 2007. The exercise price is USD4.80 per ordinary share (equivalent to USD48.00 per ADS). The options vest one third 12 months from the date of grant, one third 24 months from the date of grant and the remaining one third 36 months from the date of grant. The options expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD2.13 (RMB15.71) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB3,888 and RMB1,628 respectively for the years ended December 31, 2009 and 2010. The expected volatility of 53.35% was based on the average volatility of several listed companies in the renewable energy sector. Since the Company did not have a sufficient trading history for valuation purpose at the grant date, the Company estimated the potential volatility of the ordinary shares price by referring to the average volatility of these comparable companies because management believes that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of the Company’s ordinary shares. The Company did not have any plan to declare dividends as of the date of grant on December 18, 2007. The options were cancelled on November 11, 2010. The remaining unamortized amount of share-based compensation of RMB153 was recognized in consolidated statements of operations upon the cancellation.

Pursuant to the Share Option Scheme, the Company granted share options for the purchase of an aggregate of 3,055,000 ordinary shares to the 65 officers and employees on March 25, 2008. The exercise price is USD5.30 per ordinary share (equivalent to USD53.00 per ADS). The options will vest one third 12 months from the date of grant, one third 24 months from the date of grant and the remaining one third 36 months from the date of grant. The options will expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD2.67 (RMB18.79) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB8,467 and RMB6,304 respectively for the years ended December 31, 2009 and 2010. The expected volatility of 80.26% was based on the implied volatility of the options in the market which were based on the Company’s shares as the underlying asset. Management believed that such implied volatility was a reasonable estimation of the expected volatility of the Company’s ordinary shares. The expected dividend yield of 0.83% was used as an assumption. The options were cancelled on November 11, 2010. The remaining unamortized amount of share-based compensation of RMB1,506 was recognized in consolidated statements of operations upon the cancellation.

Pursuant to the Share Option Scheme, the Company granted share options for the purchase of an aggregate of 1,276,000 ordinary shares to 27 individuals, including officers and employees and one director of the Company on September 1, 2008. The exercise price is USD5.30 per ordinary share (equivalent to USD53.00 per ADS). The options will vest one third 12 months from the date of grant, one third 24 months from the date of grant and the remaining one third 36 months from the date of grant. The options will expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD2.41 (RMB16.49) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB9,095 and RMB5,743 respectively for the years ended December 31, 2009 and 2010. The expected volatility of 65.62% was based on the implied volatility of the options in the market which were based on the Company’s shares as the underlying asset. Management believed that such implied volatility was a reasonable estimation of the expected volatility of the Company’s ordinary shares. The expected dividend yield of 0.97% was used as an assumption. The options were cancelled on November 11, 2010. The remaining unamortized amount of share-based compensation of RMB1,822 was recognized in statement of operations upon the cancellation.

Pursuant to the Share Option Scheme, the Company granted share options for the purchase of an aggregate of 4,706,000 ordinary shares to 97 individuals, including officers and employees and directors of the Company on January 22, 2009. The exercise price is USD1.33 per ordinary share (equivalent to USD13.30 per ADS). The options will vest one third 6 months from the date of grant, one third 18 months from the date of grant and the remaining one third 30 months from the date of grant. The options will expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD0.50 (RMB3.40) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB8,242, RMB3,109 and RMB667 respectively for the years ended December 31, 2009, 2010 and 2011. The expected volatility of 138.94% was based on the implied volatility of the options in the market which were based on the Company’s shares as the underlying asset. Management believed that such implied volatility was a reasonable estimation of the expected volatility of the Company’s ordinary shares. The expected dividend yield of 5.22% was used as an assumption.

Pursuant to the Share Option Scheme, the Company granted share options for the purchase of an aggregate of 5,120,000 ordinary shares to 93 individuals, including officers and employees and directors of the Company on March 16, 2010. The exercise price is USD0.61 per ordinary share (equivalent to USD6.10 per ADS). The options will vest one third 12 months from the date of grant, one third 24 months from the date of grant and the remaining one third 36 months from the date of grant. The options will expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD0.37 (RMB2.52) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB5,647 and RMB3,854 respectively for the year ended December 31, 2010 and 2011. The expected volatility of 126.59% was based on the implied volatility of the options in the market which were based on the Company’s shares as the underlying asset. Management believed that such implied volatility was a reasonable estimation of the expected volatility of the Company’s ordinary shares. The expected dividend yield of 1.93% was used as an assumption.

Pursuant to the Share Option Scheme, the Company granted share options for the purchase of an aggregate of 4,000,000 ordinary shares to 17 individuals, including 1,000,000 ordinary shares to eight employees of the subsidiaries engaged in biodiesel business and 3,000,000 ordinary shares to nine employees of Jin Xin, on January 11, 2011. The exercise price is USD0.61 per ordinary share (equivalent to USD6.10 per ADS). The options will vest one third 12 months from the date of grant, one third 24 months from the date of grant and the remaining one third 36 months from the date of grant. The options will expire ten years from the date of grant. The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately USD0.36 (RMB2.36) per ordinary share. The amount of share-based compensation expense recognized for these options was RMB5,088 for the year ended December 31, 2011. The expected volatility of 82.48% was based on the implied volatility of the options in the market which were based on the Company’s shares as the underlying asset. Management believed that such implied volatility was a reasonable estimation of the expected volatility of the Company’s ordinary shares. The expected dividend yield of 0.87% was used as an assumption.

Summary of assumptions for the valuation of shares options granted based on Binomial Option Pricing Model during the years ended December 31, 2009, 2010 and 2011:

	Options granted in 2009		Options granted in 2010		Options granted in 2011
Expected dividend yield		5.22%		1.93%		0.87%
Expected volatility		138.94%		126.59%		82.48%
Risk-free interest rate		2.62%		3.66%		3.43%
Suboptimal factor		1.5		1.5		2.2
Fair value of underlying ordinary share (per share)	USD	0.99(RMB6.80)	USD	0.565(RMB3.86)	USD	0.577(RMB3.82)

The option activity during the years ended December 31, 2009, 2010 and 2011 consists of the following:

	Number of options	Weighted average exercise prices (per share)		Weighted average remaining contractual term	Aggregate intrinsic value

Balance as of January 1, 2009	5,953,183	USD	4.6087	9.0 years

Granted on January 22, 2009	4,706,000	USD	1.3300
Forfeited during 2009	(2,037,000)	USD	3.2107

Balance as of December 31, 2009	8,622,183	USD	3.1495	8.4 years	Nil

Granted on March 16, 2010	5,120,000	USD	0.6100
Forfeited during 2010	(658,000)	USD	1.6072
Cancelled during 2010	(3,799,527)	USD	5.1858

Balance as of December 31, 2010	9,284,656	USD	1.0250	8.4 years	Nil

Granted on January 11, 2011	4,000,000	USD	0.6100
Forfeited during 2011	(990,000)	USD	0.8973

Balance as of December 31, 2011	12,294,656	USD	0.9003	7.9 years	Nil

Exercisable as of December 31, 2011	5,537,989	USD	1.2545	6.9 years	Nil

The weighted average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was RMB3.40, RMB2.52 and RMB2.36 per share respectively.

Share options on Engen’s ordinary shares

On October 31, 2011, the board of directors of Engen granted Mr. Jianqiu Yu, a director of Engen and the Chairman and Principal Executive Officer of the Company, share options to purchase up to 1,013 ordinary shares of Engen at an exercise price of RMB63,179 per ordinary share. The options are exercisable immediately and will expire on the tenth anniversary of the date of grant. Any ordinary shares of Engen issued upon the exercise of the options will be subject to a right of first refusal in favor of Engen before such ordinary shares can be validly transferred.

The Company determined, based on the Binomial Option Pricing Model, that the estimated fair value of the options at grant date was approximately RMB7,561 per ordinary share option of Engen. The amount of share-based compensation expense recognized for these options was RMB7,659 for the year ended December 31, 2011. The expected volatility of 50.5% was based on the average volatility of several listed companies in the metal recycling sector. Since Engen did not have a trading history at the grant date, the Company estimated the potential volatility of the ordinary shares price by referring to the average volatility of these comparable companies because management believes that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of Engen’s ordinary shares. The fair value of the underlying ordinary shares of RMB21,235 per ordinary share, was based on the results using an income approach. The expected dividend yield of 0%, a suboptimal factor of 2.2 and a risk-free rate of 3.855% were used as assumptions.

Share-based compensations, that related to the share options of the Group, were recorded as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	548	549	261
Research and development	353	120	10
Selling, general and administrative	28,791	21,762	16,997

Total share-based compensation	29,692	22,431	17,268

As of December 31, 2011, the total unrecognized compensation cost related to the share options of the Company amounted to approximately RMB5,858 which is expected to be recognized over a weighted average period of 1.38 year. As of December 31, 2011, there were 2,483,194 ordinary shares available for future issuance upon the exercise of future grants under the share option scheme. The Company will use authorized and unissued shares to satisfy share options exercises.